Property and Equipment, net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, net
5.	Property and Equipment, net

Property and equipment are summarized as follows:

	Years Ended December 31,
	2015	2014
Laboratory equipment	$3,701,517	$3,840,368
Office and computer equipment	443,562	343,835
Leasehold improvements	304,363	50,791

Property and equipment at cost	4,449,442	4,234,994
Accumulated depreciation	(2,286,671)	(2,182,773)

Property and equipment, net	$2,162,771	$2,052,221

Depreciation expense was $0.3 million and $0.4 million for the years ended December 31, 2015 and 2014, respectively. There were no other changes in accumulated depreciation other than foreign currency impact.